Stock Options	3 Months Ended	12 Months Ended
	Jan. 31, 2025	Oct. 31, 2024
Stock Options [Abstract]
STOCK OPTIONS

NOTE 6: STOCK OPTIONS

The 2018 Equity Incentive Plan was approved by the Board of Directors on July 1, 2018 and the Company amended the equity plan on December 17, 2023. In conjunction with the recapitalization and effective January 3, 2024, the Company adopted the Heliospace 2018 Equity Plan as the Company’s Plan (“Equity Plan”). The Equity Plan limits the shares of common stock authorized to be awarded as stock awards to 2,382,352 shares as of January 31, 2025 and October 31, 2024, respectively. Employees are provided stock options vesting over a period of four years with a one-year cliff. After one year, 25% of the award size vests followed by 1/48th of the award size for each month thereafter. On a case-by-case basis, options have been granted outright with no vest period.

Due to the change-in-control transaction described in Note 1, there was a recapitalization for which the Company’s stock options were adjusted for the new capital structure. The Company adjusted each of the granted options at 0.612 factor.

The grant date fair value was calculated using the Black-Scholes option pricing model using the following weighted average inputs:

	January 31, 2025	January 31, 2024
Risk free interest rate	3.90% – 3.90%	3.90% – 3.90%
Expected term (years)	6.01 – 9.95	6.01 – 9.95
Expected volatility	65.79% – 68.51%	65.79% – 68.51%
Expected dividends	0.00% – 0.00%	0.00% – 0.00%

During the quarter ended January 31, 2025, there were no stock options granted. During the quarter ended January 31, 2024, there were 239,990 stock options granted.

	Number of Shares	Weighted Average Shares ($)	Weighted Average (Years)	Intrinsic Value
Balance as of October 31, 2023	2,004,135	$0.08	7.56	$140,289
Recapitalization of options	(777,241)	—	—	—
Issued	239,990	0.15	4.15	1,163,951
Canceled	—	—	—	—
Exercised	—	—	—	—
Balance as of January 31, 2024	1,466,884	$0.09	4.15	$7,200,270

Balance as of October 31, 2024	1,422,307	$0.09	7.02	$6,980,951
Issued	—	—	—	—
Canceled	—	—	—	—
Exercised	—	—	—	—
Balance as of January 31, 2025	1,422,307	$0.09	7.02	$6,980,951

Stock-based compensation from stock awards for the three months ended January 31, 2025 and 2024 was $46,497 and $21,154, respectively. As of January 31, 2025 and 2024, there remained $225,985 and $447,765 of unrecognized stock-based compensation from stock option awards, respectively. As of January 31, 2025, there were 1,145,578 shares of common stock related to stock option grants that were vested and 276,729 stock option grants that were unvested. As of January 31, 2024, there were 1,006,261 shares of common stock related to stock option grants that were vested and 460,623 stock option grants that were unvested.

The fair value of the stock was determined using observable inputs (level 2 fair value measurement) with a market approach technique. The main input for the common stock fair value was the price of the Company’s common stock as of the date of the grant.

NOTE 6: STOCK OPTIONS

The 2018 Equity Incentive Plan was approved by the Board of Directors on July 1, 2018 and the Company amended the equity plan on December 17, 2023. In conjunction with the recapitalization and effective January 3, 2024, the Company adopted the Heliospace 2018 Equity Plan as the Company’s Plan (“Equity Plan”). The Equity Plan limits the shares of common stock authorized to be awarded as stock awards to 2,382,352 and 2,823,538 shares for the years ending October 31, 2024 and 2023, respectively. Employees are provided stock options vesting over a period of four years with a one-year cliff. After one year, 25% of the award size vests followed by 1/48th of the award size for each month thereafter. On a case-by-case basis, options have been granted outright with no vest period.

During the year ended October 31, 2024 the Company entered into a transaction with Helio Corporation for which the Company’s stock options were adjusted for the new capital structure. The Company adjusted each of the granted options at 0.612 factor.

The grant date fair value was calculated using the Black-Scholes option pricing model using the following weighted average inputs:

	October 31, 2024	October 31, 2023	October 31, 2022
Risk free interest rate	3.90% – 3.90%	1.88% – 2.85%	1.88% – 2.85%
Expected term (years)	6.01 – 9.95	10.00 – 10.00	10.00 – 10.00
Expected volatility	65.79% – 68.51%	65.79% – 81.45%	65.79% – 81.45%
Expected dividends	0.00% – 0.00%	0.00% – 0.00%	0.00% – 0.00%

During the year ended October 31, 2024, 2023 and 2022, 239,990, 481,016, and 529,371 stock options were granted, respectively. As of October 31, 2024, 2023, and 2022 the following shares were outstanding:

	Number of Shares	Weighted Average Shares ($)	Weighted Average (Years)	Intrinsic Value
Balance as of November 1, 2021	995,248	$0.08	8.24	$716,579
Issued	529,371	0.08	0.77	381,147
Canceled	—	—	—	—
Exercised	—	—	—	—
Balance as of October 31, 2022	1,524,619	$0.08	8.05	$1,097,726
Issued	481,016	0.08	0.73	33,671
Canceled	—	—	—	—
Exercised	(1,500)	0.08	0.73	—
Balance as of October 31, 2023	2,004,135	$0.08	7.56	$140,289
Recapitalization of options	(777,241)	—	—	—
Issued	239,990	0.15	1.37	1,163,951
Canceled	(44,577)	0.08	5.65	—
Expired	—	—	—	—
Exercised	—	—	—	—
Balance as of October 31, 2024	1,422,307	$0.09	7.02	$6,980,951

As of October 31, 2022, there were 800,816 shares of common stock related to stock option grants that were vested. The Company had unrecognized stock compensation expense $50,111 and unvested stock options of 723,803 as of October 31, 2023. Stock-based compensation from stock awards for the years ended October 31, 2024 and 2023 was $13,074.

As of October 31, 2023, there were 1,072,713 shares of common stock related to stock option grants that were vested. The Company had unrecognized stock compensation expense $468,919 and unvested stock options of 1,982,283 as of October 31, 2023. Stock-based compensation from stock awards for the years ended October 31, 2024 and 2023 was $5,295.

Stock-based compensation from stock awards for the years ended October 31, 2024 was $196,437. As of October 31, 2024, there remained $272,482 of unrecognized stock-based compensation from stock option awards. As of October 31, 2024, there were 1,105,507 shares of common stock related to stock option grants that were vested and 316,800 stock option grants that were unvested.

The fair value of the stock was determined using observable inputs (level 2 fair value measurement) with a market approach technique. The main input for the common stock fair value was the price of the Company’s common stock as of the date of the grant.